EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Capitalized Costs on Projects

	Rook I	Other Athabasca Basin Properties	IsoEnergy Properties	Total
Acquisition Cost
Balance at December 31, 2023	$235	$1,459	$-	$1,694
Additions	-	-	-	-
Balance as at December 31, 2024	$235	$1,459	$-	$1,694

Deferred exploration costs
Balance at December 31, 2023	428,398	21,264	-	449,662
Additions:
Camp and infrastructure	13,510	-	-	13,510
General exploration and drilling	25,040	615	-	25,655
Environmental, permitting, and engagement	16,261	-	-	16,261
Technical, engineering and design	38,500	-	-	38,500
Geological and geophysical	166	1,593	-	1,759
Labour and wages	28,964	530	-	29,494
Share-based payments (Note 11)	6,911	-	-	6,911
Travel	1,443	-	-	1,443
Total Additions	130,795	2,738	-	133,533
Balance as at December 31, 2024	$559,193	$24,002	$-	$583,195
Total costs, December 31, 2024	$559,428	$25,461	$-	$584,889

	Rook I	Other Athabasca Basin Properties	IsoEnergy Properties	Total
Acquisition Cost
Balance at December 31, 2022	$235	$1,458	$26,628	$28,321
Additions	-	1	4	5
Disposals due to deconsolidation of IsoEnergy	-	-	(26,632)	(26,632)
Balance as at December 31, 2023	$235	$1,459	$-	$1,694

Deferred exploration costs
Balance at December 31, 2022	329,012	9,603	38,312	376,927
Additions:
General exploration and drilling	6,488	7,574	5,514	19,576
Environmental, permitting, and engagement	17,583	-	-	17,583
Technical, engineering and design	59,863	-	54	59,917
Geochemistry and assays	-	-	143	143
Geological and geophysical	323	2,978	2,732	6,033
Labour and wages	14,796	1,109	1,048	16,953
Share-based payments (Note 11)	5,605	-	1,262	6,867
Travel	954	-	303	1,257
Total Additions	105,612	11,661	11,056	128,329
Disposals due to deconsolidation of IsoEnergy	(6,226)	-	(49,368)	(55,594)
Balance as at December 31, 2023	$428,398	$21,264	$-	$449,662
Total costs, December 31, 2023	$428,633	$22,723	$-	$451,356